Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000042685
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Emerging Markets Fund, Institutional Class
C000042684
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Emerging Markets Fund, Investor Class
Without Sales Load [Member] | C000042685
Average Annual Return [Line Items]
Average Annual Return, Percent		20.60%	9.40%	8.14%
Without Sales Load [Member] | C000042684
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%	9.15%	7.89%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		17.32%	7.02%	7.99%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		17.32%	7.02%	7.99%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).